Reserves (Details 1)	Dec. 31, 2018	Dec. 31, 2018 Number	Dec. 31, 2018 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 Number $ / shares	Dec. 31, 2016 Number $ / shares
Number of share options outstanding in share-based payment arrangement	9,460,000	9,460,000			5,200,000	5,850,000
Number of share options exercisable in share-based payment arrangement	6,037,500
Weighted Average Exercise Price Of Share Options Outstanding | (per share)			$ 0.26	$ 0.26	$ 0.35	$ 0.36
Weighted Average Exercise Price Of Share Options Exercisable			0.33
August 10, 2021 [Member]
Number of share options outstanding in share-based payment arrangement	5,100,000
Number of share options exercisable in share-based payment arrangement	5,100,000
Weighted Average Exercise Price Of Share Options Outstanding			0.35
Weighted Average Exercise Price Of Share Options Exercisable			0.35
May 16, 2023 [Member]
Number of share options outstanding in share-based payment arrangement	2,500,000
Number of share options exercisable in share-based payment arrangement	937,500
Weighted Average Exercise Price Of Share Options Outstanding			0.20
Weighted Average Exercise Price Of Share Options Exercisable			0.20
December 5, 2023 [Member]
Number of share options outstanding in share-based payment arrangement	1,860,000
Number of share options exercisable in share-based payment arrangement	0
Weighted Average Exercise Price Of Share Options Outstanding			0.10
Weighted Average Exercise Price Of Share Options Exercisable			$ 0